Stock-Based Compensation - Summary Of Stock Option Information And Weighted Average Exercise Prices (Details) shares in Thousands	12 Months Ended
Dec. 31, 2021 $ / shares shares
Options Outstanding
Beginning balance (in share) | shares	7,635
Granted (in shares) | shares	6,748
Exercised (in shares) | shares	(913)
Cancelled and forfeited (in shares) | shares	(1,234)
Expired (in shares) | shares	(126)
Ending balance (in shares) | shares	12,110
Weighted Average Exercise Price per Share
Beginning balance (in usd per share) | $ / shares	$ 0.98
Granted (in usd per share) | $ / shares	2.44
Exercised (in usd per share) | $ / shares	0.64
Forfeited (in usd per share) | $ / shares	1.55
Expired (in usd per share) | $ / shares	1.22
Ending balance (in usd per share) | $ / shares	$ 1.76